DERIVATIVE LIABILITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Liability
Issuance of derivative liabilities	$ 142,319
Fair value of the derivative liabilities	0
Change in fair value of derivative liabilities	$ 142,319